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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04367

Columbia Funds Series Trust I

(Exact name of registrant as specified in charter)

225 Franklin Street, Boston, MA 02110

(Address of principal executive offices) (Zip code)

Christopher O. Petersen, Esq.

c/o Columbia Management Investment Advisers, LLC

225 Franklin Street

Boston, Massachusetts 02110

Ryan C. Larrenaga, Esq.

c/o Columbia Management Investment Advisers, LLC

225 Franklin Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 345-6611

Date of fiscal year end: March 31

Date of reporting period: December 31, 2018

Item 1. Schedule of Investments.

Portfolio of Investments
Columbia Select Large Cap Growth Fund, December 31, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 97.1%
Issuer	Shares	Value ($)
Communication Services 7.2%
Entertainment 3.1%
Activision Blizzard, Inc.	1,729,732	80,553,619
Interactive Media & Services 4.1%
Facebook, Inc., Class A(a)	817,062	107,108,658
Total Communication Services		187,662,277
Consumer Discretionary 23.3%
Diversified Consumer Services 3.1%
New Oriental Education & Technology Group, Inc., ADR(a)	1,458,598	79,945,757
Internet & Direct Marketing Retail 14.8%
Alibaba Group Holding Ltd., ADR(a)	828,487	113,560,713
Amazon.com, Inc.(a)	79,340	119,166,300
Booking Holdings, Inc.(a)	59,635	102,716,517
MercadoLibre, Inc.	173,830	50,906,115
Total		386,349,645
Textiles, Apparel & Luxury Goods 5.4%
Canada Goose Holdings, Inc.(a)	1,152,671	50,394,776
Nike, Inc., Class B	1,201,901	89,108,940
Total		139,503,716
Total Consumer Discretionary		605,799,118
Energy 2.3%
Oil, Gas & Consumable Fuels 2.3%
Pioneer Natural Resources Co.	458,005	60,236,817
Total Energy		60,236,817
Financials 6.8%
Capital Markets 6.8%
Charles Schwab Corp. (The)	2,405,873	99,915,906
MSCI, Inc.	521,589	76,897,866
Total		176,813,772
Total Financials		176,813,772
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care 26.1%
Biotechnology 8.8%
Alexion Pharmaceuticals, Inc.(a)	780,955	76,033,779
Exact Sciences Corp.(a)	987,512	62,312,007
Vertex Pharmaceuticals, Inc.(a)	552,323	91,525,444
Total		229,871,230
Health Care Equipment & Supplies 8.0%
Align Technology, Inc.(a)	255,462	53,501,407
Edwards Lifesciences Corp.(a)	457,194	70,028,405
IDEXX Laboratories, Inc.(a)	447,399	83,225,162
Total		206,754,974
Health Care Providers & Services 2.5%
UnitedHealth Group, Inc.	263,488	65,640,131
Life Sciences Tools & Services 2.9%
Illumina, Inc.(a)	252,812	75,825,903
Pharmaceuticals 3.9%
Bristol-Myers Squibb Co.	1,944,531	101,076,721
Total Health Care		679,168,959
Information Technology 31.4%
Electronic Equipment, Instruments & Components 2.1%
Cognex Corp.	1,437,621	55,592,804
IT Services 9.1%
PayPal Holdings, Inc.(a)	920,134	77,374,068
Square, Inc., Class A(a)	1,410,244	79,100,586
Visa, Inc., Class A	597,517	78,836,393
Total		235,311,047
Semiconductors & Semiconductor Equipment 5.9%
Applied Materials, Inc.	1,846,645	60,459,157
NVIDIA Corp.	698,715	93,278,453
Total		153,737,610
Columbia Select Large Cap Growth Fund | Quarterly Report 2018	1

Portfolio of Investments   (continued)
Columbia Select Large Cap Growth Fund, December 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Software 14.3%
Adobe, Inc.(a)	418,828	94,755,647
Salesforce.com, Inc.(a)	721,241	98,788,380
ServiceNow, Inc.(a)	510,213	90,843,424
Splunk, Inc.(a)	827,069	86,718,185
Total		371,105,636
Total Information Technology		815,747,097
Total Common Stocks (Cost $1,619,892,068)		2,525,428,040

Money Market Funds 2.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.459%(b),(c)	60,210,020	60,203,999
Total Money Market Funds (Cost $60,203,999)		60,203,999
Total Investments in Securities (Cost: $1,680,096,067)		2,585,632,039
Other Assets & Liabilities, Net		15,822,916
Net Assets		2,601,454,955

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at December 31, 2018.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended December 31, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.459%
	18,213,755	1,249,831,945	(1,207,835,680)	60,210,020	(2,276)	—	869,795	60,203,999
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
2	Columbia Select Large Cap Growth Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Select Large Cap Growth Fund, December 31, 2018 (Unaudited)
Fair value measurements  (continued)
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at December 31, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	187,662,277	—	—	—	187,662,277
Consumer Discretionary	605,799,118	—	—	—	605,799,118
Energy	60,236,817	—	—	—	60,236,817
Financials	176,813,772	—	—	—	176,813,772
Health Care	679,168,959	—	—	—	679,168,959
Information Technology	815,747,097	—	—	—	815,747,097
Total Common Stocks	2,525,428,040	—	—	—	2,525,428,040
Money Market Funds	—	—	—	60,203,999	60,203,999
Total Investments in Securities	2,525,428,040	—	—	60,203,999	2,585,632,039
See the Portfolio of Investments for all investment classifications not indicated in the table.
There were no transfers of financial assets between levels during the period.
Columbia Select Large Cap Growth Fund | Quarterly Report 2018	3

Portfolio of Investments
Multi-Manager Growth Strategies Fund, December 31, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.4%
Issuer	Shares	Value ($)
Communication Services 9.6%
Entertainment 1.5%
Activision Blizzard, Inc.	403,650	18,797,980
Electronic Arts, Inc.(a)	2,670	210,690
Netflix, Inc.(a)	12,321	3,297,839
Walt Disney Co. (The)	36,540	4,006,611
Total		26,313,120
Interactive Media & Services 8.0%
Alphabet, Inc., Class A(a)	31,592	33,012,376
Alphabet, Inc., Class C(a)	31,755	32,885,796
Facebook, Inc., Class A(a)	558,008	73,149,269
TripAdvisor, Inc.(a)	2,170	117,050
Twitter, Inc.(a)	15,630	449,206
Total		139,613,697
Media 0.1%
Cable One, Inc.	535	438,754
Charter Communications, Inc., Class A(a)	2,655	756,595
Total		1,195,349
Wireless Telecommunication Services —%
T-Mobile U.S.A., Inc.(a)	1,190	75,696
Total Communication Services		167,197,862
Consumer Discretionary 19.0%
Distributors 0.1%
Pool Corp.	11,043	1,641,542
Diversified Consumer Services 0.9%
Grand Canyon Education, Inc.(a)	2,125	204,298
H&R Block, Inc.	7,105	180,254
New Oriental Education & Technology Group, Inc., ADR(a)	291,026	15,951,135
Total		16,335,687
Hotels, Restaurants & Leisure 3.3%
Chipotle Mexican Grill, Inc.(a)	3,256	1,405,908
Choice Hotels International, Inc.	20,405	1,460,590
Domino’s Pizza, Inc.	1,332	330,323
Las Vegas Sands Corp.	6,010	312,820
Marriott International, Inc., Class A	100	10,856
Common Stocks (continued)
Issuer	Shares	Value ($)
McDonald’s Corp.	15,720	2,791,400
Starbucks Corp.	421,998	27,176,671
Yum China Holdings, Inc.	274,815	9,214,547
Yum! Brands, Inc.	159,231	14,636,514
Total		57,339,629
Internet & Direct Marketing Retail 11.3%
Alibaba Group Holding Ltd., ADR(a)	456,972	62,637,152
Amazon.com, Inc.(a)	61,974	93,083,089
Booking Holdings, Inc.(a)	14,675	25,276,513
Expedia Group, Inc.	2,530	285,005
MercadoLibre, Inc.	53,804	15,756,501
Total		197,038,260
Leisure Products —%
Brunswick Corp.	640	29,728
Multiline Retail —%
Dollar General Corp.	5,955	643,617
Nordstrom, Inc.	240	11,186
Total		654,803
Specialty Retail 1.2%
Advance Auto Parts, Inc.	1,370	215,720
AutoZone, Inc.(a)	1,770	1,483,862
Burlington Stores, Inc.(a)	729	118,586
Home Depot, Inc. (The)	61,179	10,511,776
L Brands, Inc.	11,090	284,680
Lowe’s Companies, Inc.	40,480	3,738,733
O’Reilly Automotive, Inc.(a)	5,234	1,802,223
Ross Stores, Inc.	5,540	460,928
TJX Companies, Inc. (The)	21,810	975,779
Tractor Supply Co.	10,170	848,585
Ulta Beauty, Inc.(a)	228	55,824
Urban Outfitters, Inc.(a)	560	18,592
Total		20,515,288
Multi-Manager Growth Strategies Fund | Quarterly Report 2018	1

Portfolio of Investments   (continued)
Multi-Manager Growth Strategies Fund, December 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Textiles, Apparel & Luxury Goods 2.2%
Canada Goose Holdings, Inc.(a)	226,388	9,897,683
Carter’s, Inc.	480	39,178
Nike, Inc., Class B	377,393	27,979,917
Total		37,916,778
Total Consumer Discretionary		331,471,715
Consumer Staples 7.7%
Beverages 3.2%
Coca-Cola Co. (The)	521,210	24,679,293
Constellation Brands, Inc., Class A	4,050	651,321
Monster Beverage Corp.(a)	515,916	25,393,386
PepsiCo, Inc.	46,300	5,115,224
Total		55,839,224
Food & Staples Retailing 0.9%
Costco Wholesale Corp.	73,905	15,055,188
Food Products 1.2%
Danone SA, ADR	1,406,818	19,688,418
Hershey Co. (The)	100	10,718
Lamb Weston Holdings, Inc.	7,520	553,171
Total		20,252,307
Household Products 2.1%
Clorox Co. (The)	500	77,070
Colgate-Palmolive Co.	249,986	14,879,167
Kimberly-Clark Corp.	4,190	477,408
Procter & Gamble Co. (The)	228,740	21,025,781
Total		36,459,426
Personal Products 0.1%
Nu Skin Enterprises, Inc., Class A	29,165	1,788,689
Tobacco 0.2%
Altria Group, Inc.	85,645	4,230,007
Total Consumer Staples		133,624,841
Energy 1.4%
Energy Equipment & Services 0.7%
Schlumberger Ltd.	316,663	11,425,201
Common Stocks (continued)
Issuer	Shares	Value ($)
Oil, Gas & Consumable Fuels 0.7%
ONEOK, Inc.	8,320	448,864
Pioneer Natural Resources Co.	88,427	11,629,919
Total		12,078,783
Total Energy		23,503,984
Financials 4.8%
Banks 0.2%
East West Bancorp, Inc.	13,560	590,267
Synovus Financial Corp.	37,290	1,192,907
Western Alliance Bancorp(a)	41,305	1,631,134
Total		3,414,308
Capital Markets 4.1%
BGC Partners, Inc., Class A	24,005	124,106
Charles Schwab Corp. (The)	547,145	22,722,932
Eaton Vance Corp.	23,540	828,137
Evercore, Inc., Class A	4,860	347,782
Factset Research Systems, Inc.	61,935	12,395,051
MSCI, Inc.	113,898	16,791,982
SEI Investments Co.	368,693	17,033,617
State Street Corp.	8,250	520,327
T. Rowe Price Group, Inc.	9,340	862,269
Total		71,626,203
Consumer Finance 0.5%
American Express Co.	84,069	8,013,457
Capital One Financial Corp.	3,540	267,589
Total		8,281,046
Insurance —%
Hanover Insurance Group, Inc. (The)	5,888	687,542
Total Financials		84,009,099
Health Care 20.2%
Biotechnology 6.4%
AbbVie, Inc.	51,020	4,703,534
Alexion Pharmaceuticals, Inc.(a)	197,540	19,232,494
Alkermes PLC(a)	3,210	94,727
Amgen, Inc.	93,751	18,250,507
Celgene Corp.(a)	21,195	1,358,388
Exact Sciences Corp.(a)	197,674	12,473,229
Gilead Sciences, Inc.	39,400	2,464,470

2	Multi-Manager Growth Strategies Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Multi-Manager Growth Strategies Fund, December 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Incyte Corp.(a)	1,520	96,657
Regeneron Pharmaceuticals, Inc.(a)	65,891	24,610,289
Vertex Pharmaceuticals, Inc.(a)	171,313	28,388,277
Total		111,672,572
Health Care Equipment & Supplies 5.0%
ABIOMED, Inc.(a)	966	313,989
Align Technology, Inc.(a)	67,692	14,176,735
Boston Scientific Corp.(a)	82,415	2,912,546
Cantel Medical Corp.	24,850	1,850,082
Cooper Companies, Inc. (The)	186	47,337
DexCom, Inc.(a)	13,130	1,572,974
Edwards Lifesciences Corp.(a)	127,094	19,466,988
ICU Medical, Inc.(a)	420	96,445
IDEXX Laboratories, Inc.(a)	111,991	20,832,566
Intuitive Surgical, Inc.(a)	7,839	3,754,254
Masimo Corp.(a)	4,010	430,554
Penumbra, Inc.(a)	2,048	250,265
ResMed, Inc.	29,226	3,327,965
Stryker Corp.	17,846	2,797,360
Varian Medical Systems, Inc.(a)	129,370	14,658,915
West Pharmaceutical Services, Inc.	3,705	363,201
Total		86,852,176
Health Care Providers & Services 1.5%
Humana, Inc.	6,857	1,964,393
UnitedHealth Group, Inc.	101,054	25,174,573
Total		27,138,966
Health Care Technology 1.0%
Cerner Corp.(a)	339,087	17,781,722
Veeva Systems Inc., Class A(a)	4,457	398,099
Total		18,179,821
Life Sciences Tools & Services 1.6%
Agilent Technologies, Inc.	8,075	544,739
Bruker Corp.	36,835	1,096,578
Illumina, Inc.(a)	73,293	21,982,769
IQVIA Holdings, Inc.(a)	850	98,745
Mettler-Toledo International, Inc.(a)	978	553,137
Pra Health Sciences, Inc.(a)	829	76,235
Common Stocks (continued)
Issuer	Shares	Value ($)
Thermo Fisher Scientific, Inc.	7,926	1,773,760
Waters Corp.(a)	7,481	1,411,291
Total		27,537,254
Pharmaceuticals 4.7%
Bristol-Myers Squibb Co.	551,407	28,662,136
Eli Lilly & Co.	16,381	1,895,609
Johnson & Johnson	28,570	3,686,959
Merck & Co., Inc.	134,594	10,284,328
Novartis AG, ADR	151,619	13,010,426
Novo Nordisk A/S, ADR	443,775	20,444,714
Zoetis, Inc.	50,155	4,290,259
Total		82,274,431
Total Health Care		353,655,220
Industrials 5.1%
Aerospace & Defense 0.9%
Boeing Co. (The)	15,164	4,890,390
Curtiss-Wright Corp.	31,800	3,247,416
Hexcel Corp.	14,890	853,793
Lockheed Martin Corp.	14,780	3,869,995
Northrop Grumman Corp.	3,730	913,477
Raytheon Co.	13,470	2,065,624
Total		15,840,695
Air Freight & Logistics 1.8%
CH Robinson Worldwide, Inc.	18,465	1,552,722
Expeditors International of Washington, Inc.	310,881	21,167,887
United Parcel Service, Inc., Class B	99,840	9,737,395
Total		32,458,004
Commercial Services & Supplies 0.2%
Cintas Corp.	510	85,675
Rollins, Inc.	2,205	79,601
Waste Management, Inc.	29,265	2,604,292
Total		2,769,568
Electrical Equipment 0.1%
AMETEK, Inc.	24,970	1,690,469
Emerson Electric Co.	17,940	1,071,915
Total		2,762,384

Multi-Manager Growth Strategies Fund | Quarterly Report 2018	3

Portfolio of Investments   (continued)
Multi-Manager Growth Strategies Fund, December 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Industrial Conglomerates 0.4%
3M Co.	16,242	3,094,751
Honeywell International, Inc.	23,634	3,122,524
Roper Technologies, Inc.	880	234,538
Total		6,451,813
Machinery 1.3%
Deere & Co.	133,626	19,932,990
Fortive Corp.	9,378	634,516
Graco, Inc.	3,496	146,308
IDEX Corp.	6,794	857,810
Illinois Tool Works, Inc.	1,530	193,836
Lincoln Electric Holdings, Inc.	10,940	862,619
Total		22,628,079
Professional Services —%
Equifax, Inc.	760	70,779
Road & Rail 0.3%
CSX Corp.	7,250	450,442
JB Hunt Transport Services, Inc.	22,995	2,139,455
Union Pacific Corp.	16,535	2,285,633
Total		4,875,530
Trading Companies & Distributors 0.1%
HD Supply Holdings, Inc.(a)	41,650	1,562,708
W.W. Grainger, Inc.	1,201	339,114
Total		1,901,822
Total Industrials		89,758,674
Information Technology 29.5%
Communications Equipment 1.2%
Arista Networks, Inc.(a)	2,803	590,592
Cisco Systems, Inc.	478,557	20,735,875
Total		21,326,467
Electronic Equipment, Instruments & Components 0.9%
Amphenol Corp., Class A	620	50,232
CDW Corp.	14,535	1,178,062
Cognex Corp.	354,257	13,699,118
National Instruments Corp.	7,452	338,172
Total		15,265,584
Common Stocks (continued)
Issuer	Shares	Value ($)
IT Services 8.2%
Accenture PLC, Class A	10,742	1,514,729
Akamai Technologies, Inc.(a)	5,745	350,905
Automatic Data Processing, Inc.	61,035	8,002,909
Black Knight, Inc.(a)	19,230	866,504
Booz Allen Hamilton Holdings Corp.	6,960	313,687
Broadridge Financial Solutions, Inc.	6,435	619,369
Cognizant Technology Solutions Corp., Class A	12,025	763,347
Fidelity National Information Services, Inc.	6,454	661,858
Fiserv, Inc.(a)	20,990	1,542,555
Global Payments, Inc.	1,900	195,947
International Business Machines Corp.	20,500	2,330,235
Jack Henry & Associates, Inc.	12,057	1,525,452
MasterCard, Inc., Class A	42,100	7,942,165
Paychex, Inc.	1,110	72,317
PayPal Holdings, Inc.(a)	308,598	25,950,006
Square, Inc., Class A(a)	288,483	16,181,011
Total System Services, Inc.	12,005	975,886
VeriSign, Inc.(a)	222	32,920
Visa, Inc., Class A	552,258	72,864,921
Western Union Co. (The)	8,920	152,175
Total		142,858,898
Semiconductors & Semiconductor Equipment 3.8%
Analog Devices, Inc.	14,090	1,209,345
Applied Materials, Inc.	514,880	16,857,171
MKS Instruments, Inc.	4,440	286,868
Monolithic Power Systems, Inc.	3,690	428,963
NVIDIA Corp.	177,376	23,679,696
QUALCOMM, Inc.	350,421	19,942,459
Texas Instruments, Inc.	29,611	2,798,239
Versum Materials, Inc.	17,350	480,942
Xilinx, Inc.	2,640	224,849
Total		65,908,532
Software 14.0%
Adobe, Inc.(a)	122,841	27,791,548
Autodesk, Inc.(a)	222,938	28,672,056
Cadence Design Systems, Inc.(a)	53,055	2,306,831
Citrix Systems, Inc.	20,763	2,127,377

4	Multi-Manager Growth Strategies Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Multi-Manager Growth Strategies Fund, December 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Fair Isaac Corp.(a)	4,664	872,168
Intuit, Inc.	22,034	4,337,393
Microsoft Corp.	509,778	51,778,151
Oracle Corp.	876,200	39,560,430
Palo Alto Networks, Inc.(a)	12,898	2,429,338
Red Hat, Inc.(a)	8,515	1,495,575
Salesforce.com, Inc.(a)	235,256	32,223,014
ServiceNow, Inc.(a)	135,922	24,200,912
Splunk, Inc.(a)	236,262	24,772,071
Tyler Technologies, Inc.(a)	5,940	1,103,771
Ultimate Software Group, Inc. (The)(a)	3,241	793,624
Workday, Inc., Class A(a)	4,192	669,379
Total		245,133,638
Technology Hardware, Storage & Peripherals 1.4%
Apple, Inc.	157,215	24,799,094
Pure Storage, Inc., Class A(a)	91	1,463
Total		24,800,557
Total Information Technology		515,293,676
Materials 0.1%
Chemicals 0.1%
Axalta Coating Systems Ltd.(a)	10,480	245,442
Linde PLC	283	44,159
LyondellBasell Industries NV, Class A	4,510	375,051
Sherwin-Williams Co. (The)	480	188,861
WR Grace & Co.	17,310	1,123,592
Total		1,977,105
Containers & Packaging —%
AptarGroup, Inc.	2,563	241,102
Sealed Air Corp.	3,310	115,320
Total		356,422
Total Materials		2,333,527
Common Stocks (continued)
Issuer	Shares	Value ($)
Real Estate 1.0%
Equity Real Estate Investment Trusts (REITS) 1.0%
American Tower Corp.	6,760	1,069,364
Crown Castle International Corp.	17,228	1,871,478
CubeSmart	10,720	307,557
Equinix, Inc.	640	225,638
Equity LifeStyle Properties, Inc.	15,625	1,517,656
Extra Space Storage, Inc.	19,689	1,781,461
Hudson Pacific Properties, Inc.	3,680	106,941
Public Storage	20,070	4,062,369
SBA Communications Corp.(a)	2,649	428,846
Simon Property Group, Inc.	32,121	5,396,007
Taubman Centers, Inc.	24,255	1,103,360
Total		17,870,677
Real Estate Management & Development —%
Newmark Group, Inc., Class A	11,135	89,303
Total Real Estate		17,959,980
Total Common Stocks (Cost $1,451,312,581)		1,718,808,578

Money Market Funds 1.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.459%(b),(c)	30,309,158	30,306,127
Total Money Market Funds (Cost $30,306,127)		30,306,127
Total Investments in Securities (Cost: $1,481,618,708)		1,749,114,705
Other Assets & Liabilities, Net		(1,275,036)
Net Assets		1,747,839,669

Multi-Manager Growth Strategies Fund | Quarterly Report 2018	5

Portfolio of Investments   (continued)
Multi-Manager Growth Strategies Fund, December 31, 2018 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at December 31, 2018.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended December 31, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.459%
	29,965,433	304,838,979	(304,495,254)	30,309,158	3,333	669	650,814	30,306,127
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
6	Multi-Manager Growth Strategies Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Multi-Manager Growth Strategies Fund, December 31, 2018 (Unaudited)
Fair value measurements  (continued)
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at December 31, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	167,197,862	—	—	—	167,197,862
Consumer Discretionary	331,471,715	—	—	—	331,471,715
Consumer Staples	133,624,841	—	—	—	133,624,841
Energy	23,503,984	—	—	—	23,503,984
Financials	84,009,099	—	—	—	84,009,099
Health Care	353,655,220	—	—	—	353,655,220
Industrials	89,758,674	—	—	—	89,758,674
Information Technology	515,293,676	—	—	—	515,293,676
Materials	2,333,527	—	—	—	2,333,527
Real Estate	17,959,980	—	—	—	17,959,980
Total Common Stocks	1,718,808,578	—	—	—	1,718,808,578
Money Market Funds	—	—	—	30,306,127	30,306,127
Total Investments in Securities	1,718,808,578	—	—	30,306,127	1,749,114,705
See the Portfolio of Investments for all investment classifications not indicated in the table.
There were no transfers of financial assets between levels during the period.
Multi-Manager Growth Strategies Fund | Quarterly Report 2018	7

Portfolio of Investments
Columbia Pacific/Asia Fund, December 31, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 96.3%
Issuer	Shares	Value ($)
Australia 11.6%
Ansell Ltd.	94,020	1,460,574
Computershare Ltd.	218,972	2,653,780
CSL Ltd.	22,717	2,967,247
Macquarie Group Ltd.	34,608	2,650,834
Newcrest Mining Ltd.	151,973	2,335,684
Vicinity Centres	1,176,254	2,155,344
Westpac Banking Corp.	155,997	2,756,450
Total		16,979,913
China 17.5%
Alibaba Group Holding Ltd., ADR(a)	34,313	4,703,283
BeiGene Ltd., ADR(a)	3,758	527,097
China Construction Bank Corp., Class H	3,987,000	3,264,768
CSPC Pharmaceutical Group Ltd.	641,000	920,137
Foshan Haitian Flavouring & Food Co., Ltd., Class A	80,182	807,551
Guangdong Investment Ltd.	1,831,000	3,537,822
Kweichow Moutai Co., Ltd., Class A	22,972	1,984,292
New Oriental Education & Technology Group, Inc., ADR(a)	17,441	955,941
Ping An Insurance Group Co. of China Ltd., Class H	370,300	3,266,793
Tencent Holdings Ltd.	139,400	5,587,201
Total		25,554,885
Hong Kong 6.5%
AIA Group Ltd.	319,800	2,656,519
BOC Hong Kong Holdings Ltd.	647,500	2,403,343
Link REIT (The)	438,000	4,440,324
Total		9,500,186
India 4.4%
Eicher Motors Ltd.	5,782	1,916,515
HDFC Bank Ltd., ADR	31,883	3,302,760
HDFC Standard Life Insurance Co., Ltd.(a)	76,880	426,033
Indraprastha Gas Ltd.	229,833	878,887
Total		6,524,195
Indonesia 2.7%
PT Ace Hardware Indonesia Tbk	6,617,100	686,428
PT Bank Rakyat Indonesia Persero Tbk	12,669,100	3,227,559
Total		3,913,987
Common Stocks (continued)
Issuer	Shares	Value ($)
Japan 40.5%
Amano Corp.	31,200	601,954
Asahi Intecc Co., Ltd.	23,800	1,006,870
Astellas Pharma, Inc.	164,300	2,099,200
Benefit One, Inc.	10,800	332,344
Comture Corp.	27,100	584,847
Dai-ichi Life Holdings, Inc.	148,800	2,310,810
Daikin Industries Ltd.	14,000	1,487,576
Digital Arts, Inc.	8,400	466,462
Elecom Co., Ltd.	60,500	1,533,562
Hoya Corp.	57,300	3,455,192
ITOCHU Corp.	156,300	2,654,409
Kao Corp.	37,100	2,746,054
Katitas Co., Ltd.	26,600	630,234
Keyence Corp.	4,500	2,274,506
Kinden Corp.	27,600	446,880
Kirin Holdings Co., Ltd.	71,300	1,486,717
Koito Manufacturing Co., Ltd.	19,700	1,016,393
Maeda Kosen Co., Ltd.	55,600	1,334,654
Matsumotokiyoshi Holdings Co., Ltd.	28,900	888,582
Milbon Co., Ltd.	18,400	749,010
Mitsubishi Corp.	73,700	2,020,600
Mitsubishi UFJ Financial Group, Inc.	434,400	2,131,885
Nakanishi, Inc.	55,200	941,276
Nidec Corp.	14,800	1,674,575
Nihon M&A Center, Inc.	55,300	1,113,073
Nintendo Co., Ltd.	4,200	1,115,265
Nippon Telegraph & Telephone Corp.	52,500	2,141,964
Obic Co., Ltd.	6,300	486,288
ORIX Corp.	116,890	1,707,988
ORIX JREIT, Inc.	457	759,994
Pigeon Corp.	38,400	1,637,864
Raksul, Inc.(a)	2,400	52,035
Recruit Holdings Co., Ltd.	32,300	780,327
Rheon Automatic Machinery Co., Ltd.	15,400	192,862
Round One Corp.	21,200	217,538
Shimano, Inc.	3,500	493,386
Columbia Pacific/Asia Fund | Quarterly Report 2018	1

Portfolio of Investments   (continued)
Columbia Pacific/Asia Fund, December 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Shoei Co., Ltd.	21,500	726,225
SoftBank Group Corp.	20,600	1,349,283
Solasto Corp.	77,800	781,281
Sony Corp.	66,200	3,191,477
Suzuki Motor Corp.	32,000	1,613,166
Takeda Pharmaceutical Co., Ltd.	51,200	1,735,398
Takuma Co., Ltd.	170,700	2,137,698
Toyota Motor Corp.	25,100	1,452,954
Unicharm Corp.	19,100	617,732
Total		59,178,390
Singapore 4.1%
DBS Group Holdings Ltd.	237,900	4,137,046
Mapletree Commercial Trust	1,552,870	1,878,972
Total		6,016,018
South Korea 3.3%
Samsung Electronics Co., Ltd.	139,444	4,854,285
Common Stocks (continued)
Issuer	Shares	Value ($)
Taiwan 3.5%
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	138,996	5,130,342
United Kingdom 2.2%
Rio Tinto PLC, ADR	66,038	3,201,522
Total Common Stocks (Cost $104,115,838)		140,853,723

Money Market Funds 3.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.459%(b),(c)	5,338,844	5,338,310
Total Money Market Funds (Cost $5,338,310)		5,338,310
Total Investments in Securities (Cost $109,454,148)		146,192,033
Other Assets & Liabilities, Net		(2,985)
Net Assets		$146,189,048

Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
11,064,438,000 IDR	756,165 USD	Morgan Stanley	01/31/2019	—	(9,195)
511,181,000 JPY	4,535,313 USD	Morgan Stanley	01/31/2019	—	(139,268)
2,072,000 SGD	1,511,871 USD	Morgan Stanley	01/31/2019	—	(9,308)
4,543,112 USD	5,093,555,000 KRW	Morgan Stanley	01/31/2019	33,483	—
3,031,917 USD	92,847,000 TWD	Morgan Stanley	01/31/2019	12,080	—
Total				45,563	(157,771)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at December 31, 2018.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended December 31, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.459%
	7,265,339	70,394,160	(72,320,655)	5,338,844	(305)	—	92,930	5,338,310
Abbreviation Legend
ADR	American Depositary Receipt
2	Columbia Pacific/Asia Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Pacific/Asia Fund, December 31, 2018 (Unaudited)
Currency Legend
IDR	Indonesian Rupiah
JPY	Japanese Yen
KRW	South Korean Won
SGD	Singapore Dollar
TWD	New Taiwan Dollar
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 of the Notes to Financial Statements in the most recent shareholder report.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
Columbia Pacific/Asia Fund | Quarterly Report 2018	3

Portfolio of Investments   (continued)
Columbia Pacific/Asia Fund, December 31, 2018 (Unaudited)
Fair value measurements  (continued)
The following table is a summary of the inputs used to value the Fund’s investments at December 31, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Australia	—	16,979,913	—	—	16,979,913
China	6,186,321	19,368,564	—	—	25,554,885
Hong Kong	—	9,500,186	—	—	9,500,186
India	3,302,760	3,221,435	—	—	6,524,195
Indonesia	—	3,913,987	—	—	3,913,987
Japan	—	59,178,390	—	—	59,178,390
Singapore	—	6,016,018	—	—	6,016,018
South Korea	—	4,854,285	—	—	4,854,285
Taiwan	5,130,342	—	—	—	5,130,342
United Kingdom	3,201,522	—	—	—	3,201,522
Total Common Stocks	17,820,945	123,032,778	—	—	140,853,723
Money Market Funds	—	—	—	5,338,310	5,338,310
Total Investments in Securities	17,820,945	123,032,778	—	5,338,310	146,192,033
Investments in Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	45,563	—	—	45,563
Liability
Forward Foreign Currency Exchange Contracts	—	(157,771)	—	—	(157,771)
Total	17,820,945	122,920,570	—	5,338,310	146,079,825
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
4	Columbia Pacific/Asia Fund | Quarterly Report 2018

Portfolio of Investments
Columbia Solutions Aggressive Portfolio, December 31, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Foreign Government Obligations(a),(b) 25.6%
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Austria 0.9%
Republic of Austria Government Bond(c)
03/15/2037	4.150%	EUR	31,000	53,956
Belgium 3.7%
Kingdom of Belgium Government Bond(c)
06/22/2024	2.600%	EUR	82,000	106,788
06/22/2027	0.800%	EUR	52,000	60,391
03/28/2041	4.250%	EUR	29,000	49,808
Total				216,987
France 1.8%
French Republic Government Bond OAT(c)
05/25/2045	3.250%	EUR	43,000	67,752
05/25/2048	2.000%	EUR	31,000	38,570
Total				106,322
Italy 3.0%
Italy Buoni Poliennali Del Tesoro(c)
09/01/2028	4.750%	EUR	95,000	128,622
09/01/2046	3.250%	EUR	38,000	42,404
Total				171,026
Japan 6.4%
Japan Government 10-Year Bond
03/20/2028	0.100%	JPY	18,000,000	166,345
Japan Government 30-Year Bond
03/20/2048	0.800%	JPY	11,650,000	108,736
06/20/2048	0.700%	JPY	6,500,000	59,087
09/20/2048	0.900%	JPY	3,800,000	36,331
Total				370,499
Mexico 0.7%
Mexican Bonos
06/10/2021	6.500%	MXN	800,000	38,883
South Africa 2.4%
Republic of South Africa Government Bond
12/21/2026	10.500%	ZAR	1,850,000	140,350
Foreign Government Obligations(a),(b) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Spain 5.4%
Spain Government Bond(c)
10/31/2024	2.750%	EUR	125,000	160,470
04/30/2028	1.400%	EUR	56,000	64,440
07/30/2030	1.950%	EUR	45,000	53,172
07/30/2040	4.900%	EUR	20,000	33,060
Total				311,142
United Kingdom 1.3%
United Kingdom Gilt(c)
06/07/2032	4.250%	GBP	43,000	73,098
Total Foreign Government Obligations (Cost $1,501,430)				1,482,263

U.S. Treasury Obligations 16.1%

U.S. Treasury
08/15/2027	2.250%		263,000	254,542
11/15/2027	2.250%		257,000	248,269
02/15/2028	2.750%		218,000	219,137
05/15/2028	2.875%		212,000	215,259
Total U.S. Treasury Obligations (Cost $931,661)				937,207

Money Market Funds 52.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.459%(d),(e)	3,031,696	3,031,392
Total Money Market Funds (Cost $3,031,437)		3,031,392
Total Investments in Securities (Cost: $5,464,528)		5,450,862
Other Assets & Liabilities, Net		345,663
Net Assets		5,796,525
At December 31, 2018, securities and/or cash totaling $348,526 were pledged as collateral.
Columbia Solutions Aggressive Portfolio | Quarterly Report 2018	1

Portfolio of Investments   (continued)
Columbia Solutions Aggressive Portfolio, December 31, 2018 (Unaudited)
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
334,000 GBP	426,354 USD	HSBC	01/25/2019	143	—
95,760,000 JPY	852,384 USD	HSBC	01/25/2019	—	(22,879)
807,000 MXN	39,193 USD	HSBC	01/25/2019	—	(1,721)
138,000 NOK	16,336 USD	HSBC	01/25/2019	358	—
531,000 SEK	59,426 USD	HSBC	01/25/2019	—	(600)
37,000 SGD	27,153 USD	HSBC	01/25/2019	—	(8)
49,431 USD	39,000 GBP	HSBC	01/25/2019	336	—
67,290 USD	7,438,000 JPY	HSBC	01/25/2019	694	—
237 USD	2,000 NOK	HSBC	01/25/2019	—	(5)
12,510 USD	113,000 SEK	HSBC	01/25/2019	263	—
2,076,000 ZAR	150,497 USD	HSBC	01/25/2019	6,609	—
208,000 AUD	153,533 USD	Morgan Stanley	01/25/2019	6,958	—
3,000 CAD	2,276 USD	Morgan Stanley	01/25/2019	78	—
175,000 CHF	176,780 USD	Morgan Stanley	01/25/2019	—	(1,643)
234,000 DKK	35,916 USD	Morgan Stanley	01/25/2019	—	(67)
1,307,000 EUR	1,495,785 USD	Morgan Stanley	01/25/2019	—	(4,643)
22,598 USD	32,000 AUD	Morgan Stanley	01/25/2019	—	(48)
5,223 USD	7,000 CAD	Morgan Stanley	01/25/2019	—	(92)
24,256 USD	24,000 CHF	Morgan Stanley	01/25/2019	214	—
83,361 USD	73,000 EUR	Morgan Stanley	01/25/2019	443	—
48,000 ZAR	3,367 USD	Morgan Stanley	01/25/2019	40	—
Total				16,136	(31,706)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
10-Year Mini JGB	3	03/2019	JPY	45,789,000	2,716	—
Euro-BTP	1	03/2019	EUR	127,820	6,650	—
Euro-Bund	1	03/2019	EUR	163,540	1,975	—
Long Gilt	1	03/2019	GBP	123,170	1,253	—
MSCI EAFE Index Future	21	03/2019	USD	1,801,800	—	(24,304)
MSCI Emerging Markets Index	14	03/2019	USD	676,760	—	(4,862)
S&P 500 E-mini	25	03/2019	USD	3,131,500	—	(62,437)
S&P/TSE 60 Index	1	03/2019	CAD	171,460	—	(648)
U.S. Long Bond	1	03/2019	USD	146,000	6,896	—
U.S. Treasury 10-Year Note	8	03/2019	USD	976,125	23,045	—
U.S. Treasury 5-Year Note	1	03/2019	USD	114,688	1,842	—
U.S. Treasury Ultra 10-Year Note	2	03/2019	USD	260,156	8,043	—
Total					52,420	(92,251)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Canadian Government 10-Year Bond	(2)	03/2019	CAD	(273,540)	—	(6,360)

2	Columbia Solutions Aggressive Portfolio | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Solutions Aggressive Portfolio, December 31, 2018 (Unaudited)
Cleared credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America High Yield Index, Series 31	Morgan Stanley	12/20/2023	5.000	Quarterly	4.519	USD	170,000	1,033	—	—	1,033	—
Markit CDX North America High Yield Index, Series 31	Morgan Stanley	12/20/2023	5.000	Quarterly	4.519	USD	356,000	(16,618)	—	—	—	(16,618)
Markit CDX North America Investment Grade Index, Series 31	Morgan Stanley	12/20/2023	1.000	Quarterly	0.877	USD	107,000	179	—	—	179	—
Markit CDX North America Investment Grade Index, Series 31	Morgan Stanley	12/20/2023	1.000	Quarterly	0.877	USD	197,000	(2,380)	—	—	—	(2,380)
Total								(17,786)	—	—	1,212	(18,998)
*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Notes to Portfolio of Investments
(a)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(b)	Principal and interest may not be guaranteed by the government.
(c)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At December 31, 2018, the total value of these securities amounted to $932,531, which represents 16.09% of total net assets.
(d)	The rate shown is the seven-day current annualized yield at December 31, 2018.
(e)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended December 31, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.459%
	3,619,330	8,461,678	(9,049,312)	3,031,696	(187)	197	54,005	3,031,392
Currency Legend
AUD	Australian Dollar
CAD	Canada Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
SEK	Swedish Krona
SGD	Singapore Dollar
USD	US Dollar
Columbia Solutions Aggressive Portfolio | Quarterly Report 2018	3

Portfolio of Investments   (continued)
Columbia Solutions Aggressive Portfolio, December 31, 2018 (Unaudited)
Currency Legend  (continued)
ZAR	South African Rand
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
4	Columbia Solutions Aggressive Portfolio | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Solutions Aggressive Portfolio, December 31, 2018 (Unaudited)
Fair value measurements  (continued)
The following table is a summary of the inputs used to value the Fund’s investments at December 31, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Foreign Government Obligations	—	1,482,263	—	—	1,482,263
U.S. Treasury Obligations	937,207	—	—	—	937,207
Money Market Funds	—	—	—	3,031,392	3,031,392
Total Investments in Securities	937,207	1,482,263	—	3,031,392	5,450,862
Investments in Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	16,136	—	—	16,136
Futures Contracts	52,420	—	—	—	52,420
Swap Contracts	—	1,212	—	—	1,212
Liability
Forward Foreign Currency Exchange Contracts	—	(31,706)	—	—	(31,706)
Futures Contracts	(98,611)	—	—	—	(98,611)
Swap Contracts	—	(18,998)	—	—	(18,998)
Total	891,016	1,448,907	—	3,031,392	5,371,315
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
Columbia Solutions Aggressive Portfolio | Quarterly Report 2018	5

Portfolio of Investments
Columbia Solutions Conservative Portfolio, December 31, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Foreign Government Obligations(a),(b) 17.5%
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Austria 0.7%
Republic of Austria Government Bond(c)
03/15/2037	4.150%	EUR	31,000	53,956
Belgium 2.8%
Kingdom of Belgium Government Bond(c)
06/22/2024	2.600%	EUR	82,000	106,788
06/22/2027	0.800%	EUR	52,000	60,391
03/28/2041	4.250%	EUR	26,000	44,656
Total				211,835
France 0.9%
French Republic Government Bond OAT(c)
05/25/2045	3.250%	EUR	24,000	37,815
05/25/2048	2.000%	EUR	26,000	32,349
Total				70,164
Italy 2.9%
Italy Buoni Poliennali Del Tesoro(c)
09/01/2028	4.750%	EUR	89,000	120,498
09/01/2046	3.250%	EUR	54,000	60,259
03/01/2047	2.700%	EUR	40,000	40,670
Total				221,427
Japan 4.4%
Japan Government 10-Year Bond
03/20/2028	0.100%	JPY	11,300,000	104,428
Japan Government 30-Year Bond
03/20/2048	0.800%	JPY	14,000,000	130,670
06/20/2048	0.700%	JPY	6,800,000	61,814
09/20/2048	0.900%	JPY	4,250,000	40,633
Total				337,545
Mexico 0.1%
Mexican Bonos
06/10/2021	6.500%	MXN	200,000	9,721
South Africa 1.5%
Republic of South Africa Government Bond
12/21/2026	10.500%	ZAR	1,500,000	113,798
Foreign Government Obligations(a),(b) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Spain 3.6%
Spain Government Bond(c)
10/31/2024	2.750%	EUR	87,000	111,687
04/30/2028	1.400%	EUR	51,000	58,687
07/30/2030	1.950%	EUR	41,000	48,445
07/30/2040	4.900%	EUR	31,000	51,242
Total				270,061
United Kingdom 0.6%
United Kingdom Gilt(c)
06/07/2032	4.250%	GBP	25,000	42,499
Total Foreign Government Obligations (Cost $1,342,621)				1,331,006

U.S. Treasury Obligations 12.5%

U.S. Treasury
11/30/2024	2.125%		253,000	247,006
08/15/2027	2.250%		154,000	149,048
11/15/2027	2.250%		151,000	145,870
02/15/2028	2.750%		206,000	207,074
05/15/2028	2.875%		201,000	204,090
Total U.S. Treasury Obligations (Cost $948,106)				953,088

Money Market Funds 68.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.459%(d),(e)	5,191,315	5,190,796
Total Money Market Funds (Cost $5,191,041)		5,190,796
Total Investments in Securities (Cost: $7,481,768)		7,474,890
Other Assets & Liabilities, Net		145,905
Net Assets		7,620,795
At December 31, 2018, securities and/or cash totaling $157,887 were pledged as collateral.
Columbia Solutions Conservative Portfolio | Quarterly Report 2018	1

Portfolio of Investments   (continued)
Columbia Solutions Conservative Portfolio, December 31, 2018 (Unaudited)
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
122,000 GBP	155,734 USD	HSBC	01/25/2019	52	—
54,344,000 JPY	483,739 USD	HSBC	01/25/2019	—	(12,975)
201,000 MXN	9,762 USD	HSBC	01/25/2019	—	(429)
7,000 NOK	829 USD	HSBC	01/25/2019	18	—
1,000 NZD	695 USD	HSBC	01/25/2019	23	—
169,000 SEK	18,913 USD	HSBC	01/25/2019	—	(191)
12,000 SGD	8,806 USD	HSBC	01/25/2019	—	(2)
10,139 USD	8,000 GBP	HSBC	01/25/2019	69	—
14,882 USD	1,645,000 JPY	HSBC	01/25/2019	154	—
224 USD	2,000 SEK	HSBC	01/25/2019	2	—
1,682,000 ZAR	121,934 USD	HSBC	01/25/2019	5,355	—
68,000 AUD	50,193 USD	Morgan Stanley	01/25/2019	2,275	—
4,000 CAD	3,035 USD	Morgan Stanley	01/25/2019	103	—
56,000 CHF	56,570 USD	Morgan Stanley	01/25/2019	—	(526)
75,000 DKK	11,512 USD	Morgan Stanley	01/25/2019	—	(22)
903,000 EUR	1,033,430 USD	Morgan Stanley	01/25/2019	—	(3,209)
5,223 USD	7,000 CAD	Morgan Stanley	01/25/2019	—	(92)
18,271 USD	16,000 EUR	Morgan Stanley	01/25/2019	97	—
42,000 ZAR	2,946 USD	Morgan Stanley	01/25/2019	35	—
Total				8,183	(17,446)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
10-Year Mini JGB	2	03/2019	JPY	30,526,000	1,811	—
Euro-Bund	1	03/2019	EUR	163,540	1,952	—
Long Gilt	1	03/2019	GBP	123,170	1,253	—
MSCI EAFE Index Future	7	03/2019	USD	600,600	—	(8,101)
MSCI Emerging Markets Index	4	03/2019	USD	193,360	—	(1,389)
S&P 500 E-mini	8	03/2019	USD	1,002,080	—	(19,980)
U.S. Treasury 10-Year Note	13	03/2019	USD	1,586,203	37,449	—
U.S. Treasury Ultra 10-Year Note	3	03/2019	USD	390,234	11,666	—
Total					54,131	(29,470)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Canadian Government 10-Year Bond	(2)	03/2019	CAD	(273,540)	—	(6,360)
Euro-Bobl	(1)	03/2019	EUR	(132,520)	—	(343)
Total					—	(6,703)

2	Columbia Solutions Conservative Portfolio | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Solutions Conservative Portfolio, December 31, 2018 (Unaudited)
Cleared credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America High Yield Index, Series 31	Morgan Stanley	12/20/2023	5.000	Quarterly	4.519	USD	203,000	1,234	—	—	1,234	—
Markit CDX North America High Yield Index, Series 31	Morgan Stanley	12/20/2023	5.000	Quarterly	4.519	USD	464,000	(21,292)	—	—	—	(21,292)
Markit CDX North America Investment Grade Index, Series 31	Morgan Stanley	12/20/2023	1.000	Quarterly	0.877	USD	134,000	224	—	—	224	—
Markit CDX North America Investment Grade Index, Series 31	Morgan Stanley	12/20/2023	1.000	Quarterly	0.877	USD	252,000	(3,049)	—	—	—	(3,049)
Total								(22,883)	—	—	1,458	(24,341)
*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Notes to Portfolio of Investments
(a)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(b)	Principal and interest may not be guaranteed by the government.
(c)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At December 31, 2018, the total value of these securities amounted to $869,942, which represents 11.42% of total net assets.
(d)	The rate shown is the seven-day current annualized yield at December 31, 2018.
(e)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended December 31, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.459%
	5,553,757	5,230,128	(5,592,570)	5,191,315	(256)	266	88,090	5,190,796
Currency Legend
AUD	Australian Dollar
CAD	Canada Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
Columbia Solutions Conservative Portfolio | Quarterly Report 2018	3

Portfolio of Investments   (continued)
Columbia Solutions Conservative Portfolio, December 31, 2018 (Unaudited)
Currency Legend  (continued)
USD	US Dollar
ZAR	South African Rand
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
4	Columbia Solutions Conservative Portfolio | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Solutions Conservative Portfolio, December 31, 2018 (Unaudited)
Fair value measurements  (continued)
The following table is a summary of the inputs used to value the Fund’s investments at December 31, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Foreign Government Obligations	—	1,331,006	—	—	1,331,006
U.S. Treasury Obligations	953,088	—	—	—	953,088
Money Market Funds	—	—	—	5,190,796	5,190,796
Total Investments in Securities	953,088	1,331,006	—	5,190,796	7,474,890
Investments in Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	8,183	—	—	8,183
Futures Contracts	54,131	—	—	—	54,131
Swap Contracts	—	1,458	—	—	1,458
Liability
Forward Foreign Currency Exchange Contracts	—	(17,446)	—	—	(17,446)
Futures Contracts	(36,173)	—	—	—	(36,173)
Swap Contracts	—	(24,341)	—	—	(24,341)
Total	971,046	1,298,860	—	5,190,796	7,460,702
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
Columbia Solutions Conservative Portfolio | Quarterly Report 2018	5

Portfolio of Investments
Columbia Adaptive Retirement 2020 Fund, December 31, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Alternative Strategies Funds 4.0%
	Shares	Value ($)
Columbia Commodity Strategy Fund, Institutional 3 Class(a)	68,092	285,985
Total Alternative Strategies Funds (Cost $364,724)		285,985

Exchange-Traded Funds 12.7%

iShares JPMorgan USD Emerging Markets Bond ETF	1,492	155,034
iShares TIPS Bond ETF	2,827	309,585
iShares U.S. Real Estate ETF	3,805	285,147
Vanguard Mortgage-Backed Securities ETF	2,980	153,440
Total Exchange-Traded Funds (Cost $948,051)		903,206

Multi-Asset/Tactical Strategies Funds 79.1%

Columbia Solutions Aggressive Portfolio(a)	102,522	899,116
Columbia Solutions Conservative Portfolio(a)	488,573	4,739,162
Total Multi-Asset/Tactical Strategies Funds (Cost $5,901,727)		5,638,278

Money Market Funds 4.4%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.459%(a),(b)	316,210	316,178
Total Money Market Funds (Cost $316,178)		316,178
Total Investments in Securities (Cost: $7,530,680)		7,143,647
Other Assets & Liabilities, Net		(11,743)
Net Assets		7,131,904
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended December 31, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Commodity Strategy Fund, Institutional 3 Class
	35,035	111,159	(78,102)	68,092	—	(8,669)	(82,598)	44,824	285,985
Columbia Short-Term Cash Fund, 2.459%
	214,131	1,810,112	(1,708,033)	316,210	—	(31)	21	6,395	316,178
Columbia Solutions Aggressive Portfolio
	68,473	50,715	(16,666)	102,522	14,570	1,446	(121,833)	48,200	899,116
Columbia Solutions Conservative Portfolio
	329,657	207,509	(48,593)	488,573	41,407	(14,356)	(161,667)	146,227	4,739,162
Total					55,977	(21,610)	(366,077)	245,646	6,240,441

(b)	The rate shown is the seven-day current annualized yield at December 31, 2018.
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in
Columbia Adaptive Retirement 2020 Fund | Quarterly Report 2018	1

Portfolio of Investments   (continued)
Columbia Adaptive Retirement 2020 Fund, December 31, 2018 (Unaudited)
Fair value measurements  (continued)
pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Solutions Portfolios serve as investment vehicles for the Columbia Adaptive Retirement Funds and each pursues consistent total returns by seeking to allocate risks across multiple asset classes. Investments in the Columbia Solutions Portfolios may be redeemed on a daily basis without restriction. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at December 31, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Alternative Strategies Funds	285,985	—	—	—	285,985
Exchange-Traded Funds	903,206	—	—	—	903,206
Multi-Asset/Tactical Strategies Funds	—	—	—	5,638,278	5,638,278
Money Market Funds	—	—	—	316,178	316,178
Total Investments in Securities	1,189,191	—	—	5,954,456	7,143,647
See the Portfolio of Investments for all investment classifications not indicated in the table.
There were no transfers of financial assets between levels during the period.
2	Columbia Adaptive Retirement 2020 Fund | Quarterly Report 2018

Portfolio of Investments
Columbia Adaptive Retirement 2025 Fund, December 31, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Alternative Strategies Funds 4.0%
	Shares	Value ($)
Columbia Commodity Strategy Fund, Institutional 3 Class(a)	31,565	132,575
Total Alternative Strategies Funds (Cost $169,101)		132,575

Exchange-Traded Funds 12.6%

iShares JPMorgan USD Emerging Markets Bond ETF	692	71,906
iShares TIPS Bond ETF	1,286	140,830
iShares U.S. Real Estate ETF	1,761	131,969
Vanguard Mortgage-Backed Securities ETF	1,382	71,159
Total Exchange-Traded Funds (Cost $434,208)		415,864

Multi-Asset/Tactical Strategies Funds 79.0%

Columbia Solutions Aggressive Portfolio(a)	82,677	725,078
Columbia Solutions Conservative Portfolio(a)	193,747	1,879,341
Total Multi-Asset/Tactical Strategies Funds (Cost $2,764,831)		2,604,419

Money Market Funds 4.4%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.459%(a),(b)	145,308	145,293
Total Money Market Funds (Cost $145,293)		145,293
Total Investments in Securities (Cost: $3,513,433)		3,298,151
Other Assets & Liabilities, Net		(1,595)
Net Assets		3,296,556
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended December 31, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Commodity Strategy Fund, Institutional 3 Class
	—	68,020	(36,455)	31,565	—	(5,102)	(36,526)	20,779	132,575
Columbia Short-Term Cash Fund, 2.459%
	—	1,262,013	(1,116,705)	145,308	—	(2)	—	2,975	145,293
Columbia Solutions Aggressive Portfolio
	—	93,956	(11,279)	82,677	11,794	578	(97,408)	39,015	725,078
Columbia Solutions Conservative Portfolio
	—	217,627	(23,880)	193,747	16,549	(6,687)	(63,004)	58,443	1,879,341
Total					28,343	(11,213)	(196,938)	121,212	2,882,287

(b)	The rate shown is the seven-day current annualized yield at December 31, 2018.
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in
Columbia Adaptive Retirement 2025 Fund | Quarterly Report 2018	3

Portfolio of Investments   (continued)
Columbia Adaptive Retirement 2025 Fund, December 31, 2018 (Unaudited)
Fair value measurements  (continued)
pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Solutions Portfolios serve as investment vehicles for the Columbia Adaptive Retirement Funds and each pursues consistent total returns by seeking to allocate risks across multiple asset classes. Investments in the Columbia Solutions Portfolios may be redeemed on a daily basis without restriction. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at December 31, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Alternative Strategies Funds	132,575	—	—	—	132,575
Exchange-Traded Funds	415,864	—	—	—	415,864
Multi-Asset/Tactical Strategies Funds	—	—	—	2,604,419	2,604,419
Money Market Funds	—	—	—	145,293	145,293
Total Investments in Securities	548,439	—	—	2,749,712	3,298,151
See the Portfolio of Investments for all investment classifications not indicated in the table.
There were no transfers of financial assets between levels during the period.
4	Columbia Adaptive Retirement 2025 Fund | Quarterly Report 2018

Portfolio of Investments
Columbia Adaptive Retirement 2030 Fund, December 31, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Alternative Strategies Funds 4.2%
	Shares	Value ($)
Columbia Commodity Strategy Fund, Institutional 3 Class(a)	10,457	43,920
Total Alternative Strategies Funds (Cost $56,009)		43,920

Exchange-Traded Funds 12.6%

iShares JPMorgan USD Emerging Markets Bond ETF	217	22,548
iShares TIPS Bond ETF	411	45,009
iShares U.S. Real Estate ETF	568	42,566
Vanguard Mortgage-Backed Securities ETF	442	22,758
Total Exchange-Traded Funds (Cost $139,780)		132,881

Multi-Asset/Tactical Strategies Funds 79.7%

Columbia Solutions Aggressive Portfolio(a)	41,067	360,160
Columbia Solutions Conservative Portfolio(a)	49,166	476,910
Total Multi-Asset/Tactical Strategies Funds (Cost $897,595)		837,070

Money Market Funds 4.6%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.459%(a),(b)	48,879	48,874
Total Money Market Funds (Cost $48,874)		48,874
Total Investments in Securities (Cost: $1,142,258)		1,062,745
Other Assets & Liabilities, Net		(12,081)
Net Assets		1,050,664
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended December 31, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Commodity Strategy Fund, Institutional 3 Class
	71,124	14,808	(75,475)	10,457	—	3,191	(19,924)	6,884	43,920
Columbia Short-Term Cash Fund, 2.459%
	419,440	301,858	(672,419)	48,879	—	(31)	32	1,175	48,874
Columbia Solutions Aggressive Portfolio
	359,923	5,814	(324,670)	41,067	6,069	13,189	(70,633)	20,075	360,160
Columbia Solutions Conservative Portfolio
	443,047	9,143	(403,024)	49,166	4,345	9,755	(32,861)	15,345	476,910
Total					10,414	26,104	(123,386)	43,479	929,864

(b)	The rate shown is the seven-day current annualized yield at December 31, 2018.
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in
Columbia Adaptive Retirement 2030 Fund | Quarterly Report 2018	5

Portfolio of Investments   (continued)
Columbia Adaptive Retirement 2030 Fund, December 31, 2018 (Unaudited)
Fair value measurements  (continued)
pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Solutions Portfolios serve as investment vehicles for the Columbia Adaptive Retirement Funds and each pursues consistent total returns by seeking to allocate risks across multiple asset classes. Investments in the Columbia Solutions Portfolios may be redeemed on a daily basis without restriction. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at December 31, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Alternative Strategies Funds	43,920	—	—	—	43,920
Exchange-Traded Funds	132,881	—	—	—	132,881
Multi-Asset/Tactical Strategies Funds	—	—	—	837,070	837,070
Money Market Funds	—	—	—	48,874	48,874
Total Investments in Securities	176,801	—	—	885,944	1,062,745
See the Portfolio of Investments for all investment classifications not indicated in the table.
There were no transfers of financial assets between levels during the period.
6	Columbia Adaptive Retirement 2030 Fund | Quarterly Report 2018

Portfolio of Investments
Columbia Adaptive Retirement 2035 Fund, December 31, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Alternative Strategies Funds 4.1%
	Shares	Value ($)
Columbia Commodity Strategy Fund, Institutional 3 Class(a)	8,921	37,470
Total Alternative Strategies Funds (Cost $47,771)		37,470

Exchange-Traded Funds 12.4%

iShares JPMorgan USD Emerging Markets Bond ETF	187	19,431
iShares TIPS Bond ETF	354	38,766
iShares U.S. Real Estate ETF	489	36,646
Vanguard Mortgage-Backed Securities ETF	381	19,618
Total Exchange-Traded Funds (Cost $119,459)		114,461

Multi-Asset/Tactical Strategies Funds 78.9%

Columbia Solutions Aggressive Portfolio(a)	49,755	436,349
Columbia Solutions Conservative Portfolio(a)	29,813	289,184
Total Multi-Asset/Tactical Strategies Funds (Cost $793,877)		725,533

Money Market Funds 4.8%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.459%(a),(b)	43,856	43,851
Total Money Market Funds (Cost $43,851)		43,851
Total Investments in Securities (Cost: $1,004,958)		921,315
Other Assets & Liabilities, Net		(1,637)
Net Assets		919,678
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended December 31, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Commodity Strategy Fund, Institutional 3 Class
	—	19,442	(10,521)	8,921	—	(1,428)	(10,301)	5,873	37,470
Columbia Short-Term Cash Fund, 2.459%
	—	418,227	(374,371)	43,856	—	2	—	885	43,851
Columbia Solutions Aggressive Portfolio
	—	56,324	(6,569)	49,755	7,286	(1,967)	(58,661)	24,102	436,349
Columbia Solutions Conservative Portfolio
	—	35,484	(5,671)	29,813	2,611	(1,661)	(9,683)	9,223	289,184
Total					9,897	(5,054)	(78,645)	40,083	806,854

(b)	The rate shown is the seven-day current annualized yield at December 31, 2018.
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in
Columbia Adaptive Retirement 2035 Fund | Quarterly Report 2018	7

Portfolio of Investments   (continued)
Columbia Adaptive Retirement 2035 Fund, December 31, 2018 (Unaudited)
Fair value measurements  (continued)
pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Solutions Portfolios serve as investment vehicles for the Columbia Adaptive Retirement Funds and each pursues consistent total returns by seeking to allocate risks across multiple asset classes. Investments in the Columbia Solutions Portfolios may be redeemed on a daily basis without restriction. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at December 31, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Alternative Strategies Funds	37,470	—	—	—	37,470
Exchange-Traded Funds	114,461	—	—	—	114,461
Multi-Asset/Tactical Strategies Funds	—	—	—	725,533	725,533
Money Market Funds	—	—	—	43,851	43,851
Total Investments in Securities	151,931	—	—	769,384	921,315
See the Portfolio of Investments for all investment classifications not indicated in the table.
There were no transfers of financial assets between levels during the period.
8	Columbia Adaptive Retirement 2035 Fund | Quarterly Report 2018

Portfolio of Investments
Columbia Adaptive Retirement 2040 Fund, December 31, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Alternative Strategies Funds 4.2%
	Shares	Value ($)
Columbia Commodity Strategy Fund, Institutional 3 Class(a)	9,337	39,217
Total Alternative Strategies Funds (Cost $49,992)		39,217

Exchange-Traded Funds 12.5%

iShares JPMorgan USD Emerging Markets Bond ETF	190	19,743
iShares TIPS Bond ETF	358	39,205
iShares U.S. Real Estate ETF	496	37,170
Vanguard Mortgage-Backed Securities ETF	386	19,875
Total Exchange-Traded Funds (Cost $122,093)		115,993

Multi-Asset/Tactical Strategies Funds 80.0%

Columbia Solutions Aggressive Portfolio(a)	65,189	571,703
Columbia Solutions Conservative Portfolio(a)	17,378	168,565
Total Multi-Asset/Tactical Strategies Funds (Cost $819,479)		740,268

Money Market Funds 4.6%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.459%(a),(b)	42,523	42,519
Total Money Market Funds (Cost $42,519)		42,519
Total Investments in Securities (Cost: $1,034,083)		937,997
Other Assets & Liabilities, Net		(12,032)
Net Assets		925,965
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended December 31, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Commodity Strategy Fund, Institutional 3 Class
	6,939	13,293	(10,895)	9,337	—	(1,073)	(11,540)	6,147	39,217
Columbia Short-Term Cash Fund, 2.459%
	44,129	306,703	(308,309)	42,523	—	(4)	4	953	42,519
Columbia Solutions Aggressive Portfolio
	63,588	9,616	(8,015)	65,189	9,650	(4,004)	(78,173)	31,922	571,703
Columbia Solutions Conservative Portfolio
	16,467	4,515	(3,604)	17,378	1,546	(1,166)	(5,823)	5,459	168,565
Total					11,196	(6,247)	(95,532)	44,481	822,004

(b)	The rate shown is the seven-day current annualized yield at December 31, 2018.
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in
Columbia Adaptive Retirement 2040 Fund | Quarterly Report 2018	9

Portfolio of Investments   (continued)
Columbia Adaptive Retirement 2040 Fund, December 31, 2018 (Unaudited)
Fair value measurements  (continued)
pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Solutions Portfolios serve as investment vehicles for the Columbia Adaptive Retirement Funds and each pursues consistent total returns by seeking to allocate risks across multiple asset classes. Investments in the Columbia Solutions Portfolios may be redeemed on a daily basis without restriction. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at December 31, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Alternative Strategies Funds	39,217	—	—	—	39,217
Exchange-Traded Funds	115,993	—	—	—	115,993
Multi-Asset/Tactical Strategies Funds	—	—	—	740,268	740,268
Money Market Funds	—	—	—	42,519	42,519
Total Investments in Securities	155,210	—	—	782,787	937,997
See the Portfolio of Investments for all investment classifications not indicated in the table.
There were no transfers of financial assets between levels during the period.
10	Columbia Adaptive Retirement 2040 Fund | Quarterly Report 2018

Portfolio of Investments
Columbia Adaptive Retirement 2045 Fund, December 31, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Alternative Strategies Funds 4.2%
	Shares	Value ($)
Columbia Commodity Strategy Fund, Institutional 3 Class(a)	8,896	37,362
Total Alternative Strategies Funds (Cost $47,626)		37,362

Exchange-Traded Funds 12.3%

iShares JPMorgan USD Emerging Markets Bond ETF	181	18,808
iShares TIPS Bond ETF	342	37,452
iShares U.S. Real Estate ETF	473	35,447
Vanguard Mortgage-Backed Securities ETF	368	18,948
Total Exchange-Traded Funds (Cost $115,489)		110,655

Multi-Asset/Tactical Strategies Funds 79.1%

Columbia Solutions Aggressive Portfolio(a)	74,209	650,817
Columbia Solutions Conservative Portfolio(a)	6,141	59,565
Total Multi-Asset/Tactical Strategies Funds (Cost $800,110)		710,382

Money Market Funds 4.6%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.459%(a),(b)	41,424	41,420
Total Money Market Funds (Cost $41,420)		41,420
Total Investments in Securities (Cost: $1,004,645)		899,819
Other Assets & Liabilities, Net		(1,641)
Net Assets		898,178
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended December 31, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Commodity Strategy Fund, Institutional 3 Class
	—	19,558	(10,662)	8,896	—	(1,458)	(10,264)	5,856	37,362
Columbia Short-Term Cash Fund, 2.459%
	—	415,947	(374,523)	41,424	—	2	—	884	41,420
Columbia Solutions Aggressive Portfolio
	—	82,978	(8,769)	74,209	11,073	(5,545)	(87,619)	36,631	650,817
Columbia Solutions Conservative Portfolio
	—	7,541	(1,400)	6,141	572	(562)	(2,109)	2,022	59,565
Total					11,645	(7,563)	(99,992)	45,393	789,164

(b)	The rate shown is the seven-day current annualized yield at December 31, 2018.
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in
Columbia Adaptive Retirement 2045 Fund | Quarterly Report 2018	11

Portfolio of Investments   (continued)
Columbia Adaptive Retirement 2045 Fund, December 31, 2018 (Unaudited)
Fair value measurements  (continued)
pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Solutions Portfolios serve as investment vehicles for the Columbia Adaptive Retirement Funds and each pursues consistent total returns by seeking to allocate risks across multiple asset classes. Investments in the Columbia Solutions Portfolios may be redeemed on a daily basis without restriction. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at December 31, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Alternative Strategies Funds	37,362	—	—	—	37,362
Exchange-Traded Funds	110,655	—	—	—	110,655
Multi-Asset/Tactical Strategies Funds	—	—	—	710,382	710,382
Money Market Funds	—	—	—	41,420	41,420
Total Investments in Securities	148,017	—	—	751,802	899,819
See the Portfolio of Investments for all investment classifications not indicated in the table.
There were no transfers of financial assets between levels during the period.
12	Columbia Adaptive Retirement 2045 Fund | Quarterly Report 2018

Portfolio of Investments
Columbia Adaptive Retirement 2050 Fund, December 31, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Alternative Strategies Funds 4.3%
	Shares	Value ($)
Columbia Commodity Strategy Fund, Institutional 3 Class(a)	9,083	38,150
Total Alternative Strategies Funds (Cost $48,624)		38,150

Exchange-Traded Funds 12.4%

iShares JPMorgan USD Emerging Markets Bond ETF	182	18,912
iShares TIPS Bond ETF	343	37,562
iShares U.S. Real Estate ETF	475	35,597
Vanguard Mortgage-Backed Securities ETF	370	19,051
Total Exchange-Traded Funds (Cost $116,953)		111,122

Multi-Asset/Tactical Strategies Funds 80.1%

Columbia Solutions Aggressive Portfolio(a)	81,628	715,879
Total Multi-Asset/Tactical Strategies Funds (Cost $808,483)		715,879

Money Market Funds 4.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.459%(a),(b)	40,346	40,342
Total Money Market Funds (Cost $40,342)		40,342
Total Investments in Securities (Cost: $1,014,402)		905,493
Other Assets & Liabilities, Net		(12,030)
Net Assets		893,463
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended December 31, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Commodity Strategy Fund, Institutional 3 Class
	6,839	12,927	(10,683)	9,083	—	(1,057)	(11,228)	5,979	38,150
Columbia Short-Term Cash Fund, 2.459%
	43,120	261,452	(264,226)	40,346	—	(4)	4	924	40,342
Columbia Solutions Aggressive Portfolio
	78,810	11,420	(8,602)	81,628	12,309	(7,452)	(97,902)	40,717	715,879
Total					12,309	(8,513)	(109,126)	47,620	794,371

(b)	The rate shown is the seven-day current annualized yield at December 31, 2018.
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
Columbia Adaptive Retirement 2050 Fund | Quarterly Report 2018	13

Portfolio of Investments   (continued)
Columbia Adaptive Retirement 2050 Fund, December 31, 2018 (Unaudited)
Fair value measurements  (continued)
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Solutions Portfolios serve as investment vehicles for the Columbia Adaptive Retirement Funds and each pursues consistent total returns by seeking to allocate risks across multiple asset classes. Investments in the Columbia Solutions Portfolios may be redeemed on a daily basis without restriction. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at December 31, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Alternative Strategies Funds	38,150	—	—	—	38,150
Exchange-Traded Funds	111,122	—	—	—	111,122
Multi-Asset/Tactical Strategies Funds	—	—	—	715,879	715,879
Money Market Funds	—	—	—	40,342	40,342
Total Investments in Securities	149,272	—	—	756,221	905,493
See the Portfolio of Investments for all investment classifications not indicated in the table.
There were no transfers of financial assets between levels during the period.
14	Columbia Adaptive Retirement 2050 Fund | Quarterly Report 2018

Portfolio of Investments
Columbia Adaptive Retirement 2055 Fund, December 31, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Alternative Strategies Funds 4.2%
	Shares	Value ($)
Columbia Commodity Strategy Fund, Institutional 3 Class(a)	8,890	37,336
Total Alternative Strategies Funds (Cost $47,591)		37,336

Exchange-Traded Funds 12.3%

iShares JPMorgan USD Emerging Markets Bond ETF	179	18,600
iShares TIPS Bond ETF	339	37,124
iShares U.S. Real Estate ETF	469	35,147
Vanguard Mortgage-Backed Securities ETF	365	18,793
Total Exchange-Traded Funds (Cost $114,451)		109,664

Multi-Asset/Tactical Strategies Funds 79.1%

Columbia Solutions Aggressive Portfolio(a)	80,559	706,505
Total Multi-Asset/Tactical Strategies Funds (Cost $801,634)		706,505

Money Market Funds 4.6%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.459%(a),(b)	40,806	40,802
Total Money Market Funds (Cost $40,802)		40,802
Total Investments in Securities (Cost: $1,004,478)		894,307
Other Assets & Liabilities, Net		(1,595)
Net Assets		892,712
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended December 31, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Commodity Strategy Fund, Institutional 3 Class
	—	19,581	(10,691)	8,890	—	(1,464)	(10,255)	5,852	37,336
Columbia Short-Term Cash Fund, 2.459%
	—	418,304	(377,498)	40,806	—	2	—	885	40,802
Columbia Solutions Aggressive Portfolio
	—	89,768	(9,209)	80,559	12,094	(6,882)	(95,129)	40,008	706,505
Total					12,094	(8,344)	(105,384)	46,745	784,643

(b)	The rate shown is the seven-day current annualized yield at December 31, 2018.
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
Columbia Adaptive Retirement 2055 Fund | Quarterly Report 2018	15

Portfolio of Investments   (continued)
Columbia Adaptive Retirement 2055 Fund, December 31, 2018 (Unaudited)
Fair value measurements  (continued)
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Solutions Portfolios serve as investment vehicles for the Columbia Adaptive Retirement Funds and each pursues consistent total returns by seeking to allocate risks across multiple asset classes. Investments in the Columbia Solutions Portfolios may be redeemed on a daily basis without restriction. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at December 31, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Alternative Strategies Funds	37,336	—	—	—	37,336
Exchange-Traded Funds	109,664	—	—	—	109,664
Multi-Asset/Tactical Strategies Funds	—	—	—	706,505	706,505
Money Market Funds	—	—	—	40,802	40,802
Total Investments in Securities	147,000	—	—	747,307	894,307
See the Portfolio of Investments for all investment classifications not indicated in the table.
There were no transfers of financial assets between levels during the period.
16	Columbia Adaptive Retirement 2055 Fund | Quarterly Report 2018

Portfolio of Investments
Columbia Adaptive Retirement 2060 Fund, December 31, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Alternative Strategies Funds 4.3%
	Shares	Value ($)
Columbia Commodity Strategy Fund, Institutional 3 Class(a)	9,126	38,328
Total Alternative Strategies Funds (Cost $48,850)		38,328

Exchange-Traded Funds 12.4%

iShares JPMorgan USD Emerging Markets Bond ETF	183	19,016
iShares TIPS Bond ETF	345	37,781
iShares U.S. Real Estate ETF	478	35,821
Vanguard Mortgage-Backed Securities ETF	372	19,154
Total Exchange-Traded Funds (Cost $117,639)		111,772

Multi-Asset/Tactical Strategies Funds 80.1%

Columbia Solutions Aggressive Portfolio(a)	82,082	719,857
Total Multi-Asset/Tactical Strategies Funds (Cost $812,983)		719,857

Money Market Funds 4.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.459%(a),(b)	40,552	40,548
Total Money Market Funds (Cost $40,548)		40,548
Total Investments in Securities (Cost: $1,020,020)		910,505
Other Assets & Liabilities, Net		(12,025)
Net Assets		898,480
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended December 31, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Commodity Strategy Fund, Institutional 3 Class
	6,875	12,984	(10,733)	9,126	—	(1,062)	(11,280)	6,007	38,328
Columbia Short-Term Cash Fund, 2.459%
	43,294	262,435	(265,177)	40,552	—	(4)	4	928	40,548
Columbia Solutions Aggressive Portfolio
	79,180	11,464	(8,562)	82,082	12,365	(7,377)	(98,450)	40,905	719,857
Total					12,365	(8,443)	(109,726)	47,840	798,733

(b)	The rate shown is the seven-day current annualized yield at December 31, 2018.
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
Columbia Adaptive Retirement 2060 Fund | Quarterly Report 2018	17

Portfolio of Investments   (continued)
Columbia Adaptive Retirement 2060 Fund, December 31, 2018 (Unaudited)
Fair value measurements  (continued)
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Solutions Portfolios serve as investment vehicles for the Columbia Adaptive Retirement Funds and each pursues consistent total returns by seeking to allocate risks across multiple asset classes. Investments in the Columbia Solutions Portfolios may be redeemed on a daily basis without restriction. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at December 31, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Alternative Strategies Funds	38,328	—	—	—	38,328
Exchange-Traded Funds	111,772	—	—	—	111,772
Multi-Asset/Tactical Strategies Funds	—	—	—	719,857	719,857
Money Market Funds	—	—	—	40,548	40,548
Total Investments in Securities	150,100	—	—	760,405	910,505
See the Portfolio of Investments for all investment classifications not indicated in the table.
There were no transfers of financial assets between levels during the period.
18	Columbia Adaptive Retirement 2060 Fund | Quarterly Report 2018

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)

There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust I

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	February 21, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	February 21, 2019

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Chief Financial Officer

Date	February 21, 2019